Lease Commitments (Schedule of Supplemental Consolidated Statement of Financial Position information Related to Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating lease right of use assets	$ 423,088	$ 365,763
Current portion of operating lease liabilities	65,520	62,565
Non-current portion of operating lease liabilities	397,936	323,287
Total operating lease liabilities	$ 463,456	$ 385,852
Weighted average remaining lease term (years)	5 years 5 months 12 days	5 years 7 months 6 days
Weighted average discount rate	2.95%	2.86%